Gain on Sale of Product Line (Detail) - USD ($) $ in Millions	1 Months Ended	7 Months Ended	12 Months Ended
	Aug. 31, 2014	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of product line			$ 0.0	$ 0.0	$ 33.9
Industrial Technologies | Electric Vehicle Systems/Hybrid Product Line [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price	$ 87.0
Revenues prior to sale		$ 60.0
Gain on sale of product line	34.0
Gain on sale of product line, net of tax	$ 26.0